CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	¥ 36,766	¥ 41,464
Restricted cash	822
Short-term investments	54,947	75,497
Accounts receivable, net	65,617	139,408
Receivables due from related parties	104	69
Prepayments and other current assets	17,171	16,030
Total current assets	175,427	272,468
Non-current assets:
Property and equipment, net	5,817	7,366
Intangible assets, net	1,485	2,079
Long-term investments	74,858	142,599
Operating lease right-of-use assets, net	18,606	34,454
Total non-current assets	100,766	186,498
Total assets	276,193	458,966
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 60.38 million and RMB 59.84 million as of December 31, 2023 and 2024, respectively)	59,835	60,376
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 25.61 million and RMB 19.22 million as of December 31, 2023 and 2024, respectively)	30,666	36,046
Taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 2.84 million and RMB Nil as of December 31, 2023 and 2024, respectively)	2,648	5,940
Deferred revenue (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 23.43 million and RMB 19.30 million as of December 31, 2023 and 2024, respectively)	19,301	23,428
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 0.26 million and RMB 0.79 million as of December 31, 2023 and 2024, respectively)	789	261
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 20.63 million and RMB 11.15 million as of December 31, 2023 and 2024, respectively)	15,103	25,152
Short-term bank loan (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 9.95 million and RMB 4.00 million as of December 31, 2023 and 2024, respectively)	10,000	9,950
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 8.95 million and RMB 7.86 million as of December 31, 2023 and 2024, respectively)	7,860	8,953
Total current liabilities	146,202	170,106
Non-current liabilities:
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 26.83 million and RMB 11.74 million as of December 31, 2023 and 2024, respectively)	11,743	26,826
Other non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 0.17 million and RMB Nil as of December 31, 2023 and 2024, respectively)		174
Total non-current liabilities	11,743	27,000
Total liabilities	157,945	197,106
Commitments and Contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	2,057,363	2,064,264
Treasury stock (US$ 0.0001 par value; 13,419,936 shares and 3,176,411 shares as of December 31, 2023 and 2024, respectively)	(2,865)	(11,502)
Accumulated deficit	(1,932,258)	(1,796,189)
Accumulated other comprehensive loss	(4,922)	(5,290)
Total 36Kr Holdings Inc.'s shareholders' equity	118,012	251,977
Non-controlling interests	236	9,883
Total shareholders' equity	118,248	261,860
Total liabilities and shareholders' equity	276,193	458,966
Class A Ordinary Shares
Shareholders' equity
Ordinary shares	628	628
Common Class B
Shareholders' equity
Ordinary shares	¥ 66	¥ 66